UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07118

Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.0% (100.0% of Total Investments)

	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 337,718
415	5.125%, 1/01/37	1/15 at 100.00	Caa1	292,160
895	Total Consumer Discretionary			629,878
	Consumer Staples – 4.3% (3.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
530	4.500%, 6/01/23	6/17 at 100.00	BB	521,663
8,620	4.750%, 6/01/34	6/17 at 100.00	B2	6,458,880
1,370	5.000%, 6/01/41	6/17 at 100.00	B2	1,019,157
10,520	Total Consumer Staples			7,999,700
	Education and Civic Organizations – 15.9% (11.1% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,145,138
	5.000%, 12/01/24 – AMBAC Insured
730	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	1,052,426
	Bonds, Tender Option Bond Trust 3359, 18.133%, 12/15/36 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
695	5.000%, 7/01/38	7/23 at 100.00	AA	757,008
910	5.000%, 7/01/43	7/23 at 100.00	AA	990,116
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	No Opt. Call	BBB	301,053
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,915	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA–	2,080,667
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	AA–	3,591,234
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	1,027,356
	2006A, 5.000%, 7/01/36 – AMBAC Insured
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	No Opt. Call	AA–	3,333,030
	2014A, 5.000%, 7/01/44
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,083,550
	Series 2010C, 5.375%, 7/01/41
1,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	1,830,338
	Option Bond Trust 3922, 13.578%, 7/01/19 (IF)
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	1,778,340
	Option Bond Trust 4741, 13.782%, 7/01/44 (IF) (4)
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	297,272
	5.000%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	274,682
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	177,203
635	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	690,905
	2013D, 5.000%, 7/01/43
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,	No Opt. Call	AA	346,734
	Series 2012A, 5.000%, 7/01/19
1,890	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	2,053,353
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
370	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	391,967
	5.000%, 12/01/25
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	290,353
	5.000%, 12/01/30
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	395,213
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,925	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	2,011,259
	4.375%, 12/01/26 (Alternative Minimum Tax)
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	526,480
	5.750%, 12/01/39 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 4736:
250	11.936%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	251,580
560	12.296%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	498,669
250	12.721%, 12/01/26 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	217,060
705	13.711%, 12/01/27 (Alternative Minimum Tax) (IF) (4)	12/23 at 100.00	AA	709,738
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	804,782
	Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)
630	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.053%,	No Opt. Call	AA–	911,975
	5/01/21 (IF) (4)
26,420	Total Education and Civic Organizations			29,819,481
	Financials – 1.4% (0.9% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
1,500	5.750%, 10/01/21	No Opt. Call	Ba2	1,660,590
750	6.500%, 4/01/28	No Opt. Call	Ba2	881,198
2,250	Total Financials			2,541,788
	Health Care – 17.9% (12.5% of Total Investments)
2,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	2,169,680
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
25	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health	2/15 at 100.00	BBB	25,416
	System, Series 2005B, 5.250%, 2/15/27
620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	621,370
	2004A, 5.750%, 2/15/34
690	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	701,461
	2005A, 5.000%, 2/15/25
1,375	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	1,480,353
	Series 2008A, 5.000%, 7/01/27
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	915,371
	Tender Option Bond Trust 3018, 18.591%, 7/01/38 – AGC Insured (IF) (4)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
1,150	6.000%, 7/01/26	7/21 at 100.00	BB+	1,260,803
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,075,310
300	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	BBB+	339,738
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
755	5.250%, 7/01/31	7/23 at 100.00	BBB	814,011
370	5.500%, 7/01/43	7/23 at 100.00	BBB	392,725
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	1,698,286
	Medical Center, Series 2007, 5.000%, 7/01/37
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	245,105
	Hospital, Series 2005A, 5.500%, 7/01/36
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	713,160
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	382,976
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
1,800	3.750%, 7/01/27	No Opt. Call	A3	1,787,382
300	5.000%, 7/01/31	7/22 at 100.00	A3	326,328
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
220	5.000%, 7/01/26	7/22 at 100.00	A	244,572
2,500	5.000%, 7/01/27	7/22 at 100.00	A	2,751,825
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	435,056
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
2,075	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA	2,179,414
	2007, 5.000%, 7/01/38 – AGC Insured
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	1,290,755
	University Hospital, Series 2013A, 5.500%, 7/01/43
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	1,172,316
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,790	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	1,947,269
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB+	1,193,976
	Care System, Series 2006A, 5.000%, 7/01/29
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	1,623,285
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	474,690
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
1,250	5.000%, 7/01/36	7/16 at 100.00	A2	1,271,188
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,172,868
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/14 at 100.00	A1	2,702,788
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
31,535	Total Health Care			33,409,477
	Housing/Multifamily – 3.3% (2.3% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,201,299
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	600,903
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
2,125	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA–	2,145,443
1,065	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA–	1,084,404
1,065	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA–	1,082,700
5,905	Total Housing/Multifamily			6,114,749
	Housing/Single Family – 2.5% (1.8% of Total Investments)
4,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa2	4,266,080
	Series 2011A, 4.650%, 10/01/29
490	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	494,738
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
4,490	Total Housing/Single Family			4,760,818
	Long-Term Care – 2.1% (1.5% of Total Investments)
1,520	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,532,586
	Evergreens Project, Series 2007, 5.625%, 1/01/38
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	BBB	751,845
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
145	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	145,581
	Series 2014, 5.250%, 1/01/44
1,455	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	1,512,225
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
3,870	Total Long-Term Care			3,942,237
	Tax Obligation/General – 7.5% (5.2% of Total Investments)
140	Carlstadt School District, Bergen County, New Jersey, General Obligation Bonds, Refunding	5/24 at 100.00	AA–	164,486
	Series 2014, 5.000%, 5/01/26 (WI/DD, Settling 8/15/14)
310	Elizabeth, Union County, New Jersey, General Obligation Bonds, General Improvement Series	4/24 at 100.00	AA	312,384
	2014, 3.125%, 4/01/27 – AGM Insured
2,250	Freehold Regional High School District, Monmouth County, New Jersey, General Obligation Bonds,	No Opt. Call	AA	2,499,863
	Refunding Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	2,708,125
	AMBAC Insured
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	628,094
	5.000%, 8/01/27
215	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	240,768
	Refunding Series 2014A, 5.000%, 1/01/37
	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding
	Series 2014:
280	3.000%, 9/01/17	No Opt. Call	AA	299,088
150	5.000%, 9/01/22	No Opt. Call	AA	179,735
1,500	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	1,687,050
1,475	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	1,595,478
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,867,001
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	A+	1,786,515
	AMBAC Insured
12,640	Total Tax Obligation/General			13,968,587
	Tax Obligation/Limited – 33.6% (23.5% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,255,550
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
65	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds,	No Opt. Call	Aa2	77,590
	County Guaranteed, Refunding Series 2014, 5.000%, 8/15/23
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	1,396,672
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	2,170,320
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
1,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,282,220
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,436,080
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,835	5.250%, 1/01/36	1/22 at 100.00	A	1,960,844
1,185	5.125%, 1/01/42	1/22 at 100.00	A	1,250,708
640	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	573,862
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A	3,718,755
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,050	5.000%, 6/15/19	No Opt. Call	BBB+	1,197,861
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	277,673
1,200	5.000%, 6/15/26	6/22 at 100.00	BBB+	1,322,688
2,700	5.000%, 6/15/28	No Opt. Call	BBB+	2,944,458
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	No Opt. Call	AA–	3,213,728
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	124,151
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	209,235
3,600	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A	4,118,904
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/22
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
430	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A	468,799
805	5.000%, 9/01/37	9/17 at 100.00	A	877,635
505	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A	532,149
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AA–	1,751,385
	5.500%, 3/01/22 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AA–	432,876
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AA–	773,208
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A	5,581,800
	Appreciation Series 2010A, 0.000%, 12/15/30
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A	2,004,538
	2006A, 5.500%, 12/15/22
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	2,891,850
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	2,546,340
12,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	4,733,520
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	1,503,880
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A	4,430,160
	5.000%, 12/15/26 – AMBAC Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A	916,944
	5.000%, 12/15/24
1,130	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/22 at 100.00	Aa3	1,060,686
	Center Expansion Project, Series 2012, 3.500%, 5/01/35
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BB	592,987
	2006A, 4.500%, 7/01/36 – CIFG Insured
1,125	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	2,086,346
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 17.994%,
	3/01/34 (IF) (4)
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,064,570
	Lien Series 2010B, 5.250%, 10/01/29
78,370	Total Tax Obligation/Limited			62,780,972
	Transportation – 27.9% (19.5% of Total Investments)
3,000	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AA–	3,096,690
	5.250%, 6/01/20 – NPFG Insured
1,600	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	1,742,560
	5.000%, 1/01/42
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
355	5.000%, 1/01/34	1/24 at 100.00	A1	396,038
1,655	4.125%, 1/01/39	1/24 at 100.00	A1	1,674,943
2,315	5.000%, 1/01/44	1/24 at 100.00	A1	2,537,911
1,105	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series	7/22 at 100.00	A	1,262,208
	2012A, 5.000%, 7/01/25
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	531,750
	5.000%, 1/01/40
1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	1,922,184
	5.000%, 1/01/40
1,095	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	1,205,015
	District Project, Series 2012, 5.000%, 1/01/25
1,695	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	1,828,515
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
350	5.125%, 9/15/23 (Alternative Minimum Tax)	9/14 at 100.00	B	367,003
675	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	698,166
540	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	B	575,942
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
1,495	5.000%, 9/15/20 (WI/DD, Settling 8/06/14)	No Opt. Call	A	1,721,164
1,495	5.000%, 9/15/21 (WI/DD, Settling 8/06/14)	No Opt. Call	A	1,732,227
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
225	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	244,134
370	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	401,520
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,735,775
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,694,779
1,250	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.228%,	7/22 at 100.00	A+	1,661,125
	1/01/43 (IF) (4)
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	255,310
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	A2	2,818,393
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
4,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	4,175,880
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,129,570
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	826,699
	Eighth Series 2008, Trust 2920, 18.052%, 8/15/32 – AGM Insured (IF)
2,710	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	3,018,588
	Ninth Series 2013, 5.000%, 12/01/43
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/14 at 100.00	AA–	8,048,077
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
790	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	No Opt. Call	A–	909,132
	Refunding Series 2012, 5.000%, 11/01/22
48,435	Total Transportation			52,211,298
	U.S. Guaranteed – 19.1% (13.4% of Total Investments) (5)
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	AA– (5)	2,541,825
	1/01/27 (Pre-refunded 1/01/15) – NPFG Insured
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	N/R (5)	2,142,375
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA (5)	1,223,477
2,755	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA (5)	2,844,455
1,435	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	1,662,634
	1993, 8.000%, 9/15/18 (ETM)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
725	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	823,926
1,505	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	1,710,357
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA– (5)	648,467
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A (5)	2,757,282
3,000	5.000%, 9/15/28 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A (5)	3,163,230
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	1,521,968
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A (5)	3,019,680
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured (ETM)
1,875	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	AA– (5)	1,975,706
	Grants, Series 2005A, 5.000%, 9/15/18 (Pre-refunded 9/15/15) – FGIC Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AA+ (5)	2,138,880
	5.250%, 12/15/18 (Pre-refunded 12/15/15) – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (5)	1,157,153
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
125	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	135,975
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	212,121
470	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	511,266
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	212,121
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	130,536
2,300	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	2,388,389
615	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	638,634
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AA+ (5)	2,218,861
	(Pre-refunded 7/01/15) – FGIC Insured
33,790	Total U.S. Guaranteed			35,779,318
	Utilities – 1.1% (0.8% of Total Investments)
245	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	264,945
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A1	1,375,550
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
420	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A1	449,833
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
1,915	Total Utilities			2,090,328
	Water and Sewer – 6.1% (4.3% of Total Investments)
4,330	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	10/22 at 100.00	A	4,293,152
	Company, Series 2012C, 4.250%, 10/01/47 (Alternative Minimum Tax)
1,780	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	2,298,318
	Option Bond Trust 4729, 7.345%, 9/01/21 (IF) (4)
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,707,618
	2005, 5.000%, 8/01/31 – NPFG Insured
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
1,000	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,127,500
1,100	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,185,173
835	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A1	896,606
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
10,695	Total Water and Sewer			11,508,367
$ 271,730	Total Long-Term Investments (cost $253,184,312)			267,556,998
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.4)% (6)			(88,600,000)
	Other Assets Less Liabilities – 4.4%			8,161,602
	Net Assets Applicable to Common Shares – 100%			$ 187,118,600

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$267,556,998	$ —	$267,556,998

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $252,604,357.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$16,517,251
Depreciation	(1,564,610)
Net unrealized appreciation (depreciation) of investments	$14,952,641

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014